NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 21, 2013 Subsequent Events One-for-Three Reverse Share Split
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (34,385)		$ 13,387		$ (65,129)
Denominator:
Weighted average shares outstanding-Basic	48,513,000		51,491,000		45,686,000
Potentially dilutive common stock equivalents - stock options and restricted stock (in shares)			150,000
Weighted average shares outstanding-Diluted	48,513,000		51,641,000		45,686,000
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Basic (in dollars per share)	$ (0.71)	[1]	$ 0.26	[1]	$ (1.43)	[1]
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted (in dollars per share)	$ (0.71)	[1]	$ 0.26	[1]	$ (1.43)	[1]
Subsequent Event [Line Items]
Authorized share capital (in shares)	250,000,000		250,000,000				250,000,000
Par value of shares (in dollars per share)	$ 0.00375		$ 0.00375				$ 0.00375
Reverse share split ratio							0.33

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The Net income (loss) per share attributable to UTStarcom Holding Corp basic and diluted for 2012, 2011 and 2010 have been recomputed retroactively to reflect the one for three reverse share split.